UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund
August 31, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.0%	Rate (%)		Date	Amount ($)	Value ($)

Allegheny County Industrial
Development Authority,
Residential Rental Development
Revenue (Karrington of South
Hills Assisted Living Facility
Project) (LOC; Wachovia
Bank)		4.07	9/7/07	665,000 a	665,000
Allegheny County Industrial
Development Authority, IDR
(Watson Rhenania Coatings
Company Project) (LOC; PNC
Bank)		4.03	9/7/07	1,420,000 a	1,420,000
Allegheny County Sanitary
Authority, Sewer Revenue,
Refunding (Insured; MBIA)		5.00	12/1/07	1,000,000	1,003,184
Altoona City Authority,
Water Revenue, Refunding
(Insured; FSA)		4.00	11/1/07	970,000	970,237
Beaver County Industrial
Development Authority, IDR
(Warehouse Real Estate
Associates, L.P. II Project)
(LOC; Citizens Bank of
Pennsylvania)		4.07	9/7/07	240,000 a	240,000
Berks County Industrial
Development Authority,
Manufacturing Facilities
Revenue (The Bachman Company
Project) (LOC; PNC Bank)		4.03	9/7/07	1,425,000 a	1,425,000
Berks County Industrial
Development Authority, Revenue
(Beacon Container Corporation
Project) (LOC; Wachovia Bank)		4.12	9/7/07	605,000 a	605,000
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials
Company Project) (LOC;
Wachovia Bank)		4.12	9/7/07	355,000 a	355,000
Berks County Industrial
Development Authority, Revenue
(Fleetwood Industries Business
Trust Project) (LOC; First
Tennessee Bank)		4.05	9/7/07	2,285,000 a	2,285,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown

University of Pennsylvania)
(LOC; Citibank NA)	3.98	9/7/07	1,675,000 a	1,675,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)	4.17	9/7/07	1,575,000 a	1,575,000
Bucks County Industrial
Development Authority, Revenue
(Christian Life Center
Project) (LOC; Wachovia Bank)	4.07	9/7/07	265,000 a	265,000
Bucks County Industrial
Development Authority, Revenue
(LTL Color Compounders, Inc.
Project) (LOC; Wilmington
Trust Co.)	4.22	9/7/07	1,085,000 a	1,085,000
Bucks County Water and Sewer
Authority, Sewer System
Revenue (Putters Program)
(Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)	3.97	9/7/07	5,590,000 a,b	5,590,000
Butler County General Authority,
Revenue (Pine-Richland School
District Project) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	4.02	9/7/07	1,200,000 a	1,200,000
Butler County Industrial
Development Authority, EDR
(Armco Inc. Project) (LOC;
Fifth Third Bank)	4.03	9/7/07	1,715,000 a	1,715,000
Butler County Industrial
Development Authority, EDR
(Butler County Family YMCA
Project) (LOC; National City
Bank)	4.08	9/7/07	6,500,000 a	6,500,000
Central Bucks School District,
GO Notes (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	4.02	9/7/07	1,000,000 a	1,000,000
Chester County,
Revenue (LOC; PNC Bank)	4.02	9/7/07	1,900,000 a	1,900,000
Chester County Industrial
Development Authority, Revenue
(Delaware Valley Friends
School Project) (LOC; Wachovia
Bank)	4.02	9/7/07	260,000 a	260,000
Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; Citizens Bank
of Pennsylvania)	4.02	9/7/07	2,205,000 a	2,205,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	4.03	9/7/07	1,000,000 a	1,000,000

Clarion Limestone Area School
District, GO Notes, TRAN	4.75	6/30/08	667,000	670,697
Clinton County,
TRAN	4.25	12/28/07	3,245,008	3,250,254
College Township Industrial
Develoment Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	3.97	9/7/07	2,300,000 a	2,300,000
Conneaut School District,
GO Notes, Refunding (Insured;
FSA)	4.00	11/1/07	345,000	345,129
Cumberland County Industrial
Development Authority, Revenue
(Lawrence Schiff Silk Mills,
Inc. Project) (LOC; Wachovia
Bank)	4.12	9/7/07	275,000 a	275,000
Delaware County Authority,
Health System Revenue (Mercy
Health System of Southeastern
Pennsylvania Issue) (Liquidity
Facility; Westdeutsche
Landesbank and LOC;
Westdeutsche Landesbank)	4.12	9/7/07	15,840,000 a,b	15,840,000
Delaware County Industrial
Development Authority, PCR (BP
Oil Inc. Project)	3.96	9/1/07	500,000 a	500,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	4.12	9/7/07	4,000,000 a	4,000,000
Delaware County Industrial
Development Authority, Revenue
(Melmark Inc. Project) (LOC;
Commerce Bank)	4.00	9/7/07	1,250,000 a	1,250,000
Deutsche Bank Spears/Lifers Trust
(Philadelphia, Gas Works
Revenue) (Insured; AMBAC and
Liquidity Facility; Deutsche
Bank AG)	3.79	9/7/07	5,220,000 a,b	5,220,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	4.00	9/7/07	2,200,000 a	2,200,000
East Hempfield Township Industrial
Development Authority, Revenue
(BGT Realty Project) (LOC;
Fulton Bank)	4.10	9/7/07	2,750,000 a	2,750,000
East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging Inc. Project)
(LOC; Fulton Bank)	4.05	9/7/07	4,000,000 a	4,000,000
East Stroudsburg Area School
District, GO Notes (Insured;

FSA)	4.00	9/1/07	2,435,000	2,435,000
Elizabethtown Industrial
Development Authority, College
Revenue (Elizabethtown College
Project) (LOC; Fulton Bank)	4.05	9/7/07	5,685,000 a	5,685,000
Erie County Hospital Authority,
Revenue (Union City Memorial
Hospital Project) (LOC; M&T
Bank)	4.02	9/7/07	1,800,000 a	1,800,000
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	4.12	9/7/07	800,000 a	800,000
Franklin County Industrial
Development Authority, Revenue
(Loudon Industries Inc.
Project) (LOC; M&T Bank)	4.15	9/7/07	1,300,000 a	1,300,000
Hampden Industrial Development
Authority, Revenue
(Pennsylvania Pipe, Inc.
Project) (LOC; Wachovia Bank)	4.12	9/7/07	1,015,000 a	1,015,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	4.00	9/7/07	1,990,000 a	1,990,000
Hatfield Township Industrial
Development Authority, Revenue
(H & N Packaging, Inc.
Project) (LOC; Eurohypo AG)	4.07	9/7/07	405,000 a	405,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	4.00	9/7/07	4,000,000 a	4,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	4.00	9/7/07	265,000 a	265,000
Lancaster County Hospital
Authority, HR (The Lancaster
General Hospital Project)
(Insured; AMBAC)	4.75	7/1/08	2,425,000	2,445,174
Lancaster County Hospital
Authority, Revenue (Landis
Home Retirement Community
Project) (LOC; M&T Bank)	3.94	9/7/07	7,970,000 a	7,970,000
Lancaster Industrial Development
Authority, EDR (Purple Cow
Partners LLC Project) (LOC;
First Tennessee Bank)	4.05	9/7/07	2,465,000 a	2,465,000
Lancaster Industrial Development
Authority, Revenue (Boose
Aluminum Foundry Project)
(LOC; Fulton Bank)	4.10	9/7/07	2,770,000 a	2,770,000

Lancaster Industrial Development
Authority, Revenue (Boose
Properties, LP Project) (LOC;
Fulton Bank)	4.10	9/7/07	2,055,000 a	2,055,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	4.15	9/7/07	180,000 a	180,000
Lancaster Industrial Development
Authority, Revenue (Farm and
Home Foundation of Lancaster
County Project) (LOC; Fulton
Bank)	4.05	9/7/07	2,615,000 a	2,615,000
Lancaster Industrial Development
Authority, Revenue (RIS Paper
Company Project) (LOC; PNC
Bank)	4.07	9/7/07	200,000 a	200,000
Lancaster Industrial Development
Authority, Revenue (Snavely's
Mill, Inc. Project) (LOC;
Fulton Bank)	4.15	9/7/07	2,385,000 a	2,385,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	4.08	9/7/07	2,600,000 a	2,600,000
Lebanon County Health Facilities
Authority, Health Center
Revenue (United Church of Christ
Homes, Inc.) (LOC; M&T Bank)	4.02	9/7/07	180,000 a	180,000
Lehigh County General Purpose
Authority, HR (Saint Luke's
Hospital of Bethlehem,
Pennsylvania Project)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	4.07	9/7/07	6,000,000 a,b	6,000,000
Lehigh County Industrial
Development Authority, Revenue
(Impress Industries Inc.
Project) (LOC; Wachovia Bank)	4.12	9/7/07	1,405,000 a	1,405,000
Monessen School District,
GO Notes, Refunding (Insured;
XLCA)	3.80	9/15/07	625,000	625,000
Monroe County,
TRAN	4.00	12/31/07	1,850,000	1,851,597
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wachovia Bank)	4.02	9/7/07	1,850,000 a	1,850,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wachovia Bank)	4.12	9/7/07	300,000 a	300,000
Montgomery County Industrial

Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC; First
Tennessee Bank)	4.03	9/7/07	2,150,000 a	2,150,000
Montgomery County Industrial
Development Authority, Revenue
(Girl Scouts of Southeastern
Pennsylvania Project) (LOC;
Wachovia Bank)	4.07	9/7/07	200,000 a	200,000
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services,
Inc. Project) (LOC; Commerce
Bank)	3.99	9/7/07	12,960,000 a	12,960,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	4.12	9/7/07	1,000,000 a	1,000,000
North Lebanon Township Municipal
Authority, Revenue (The Penn
Laurel Girl Scout Council,
Inc. Project) (LOC; Wachovia
Bank)	4.07	9/7/07	150,000 a	150,000
Northampton County Industrial
Development Authority, IDR
(Dorst America Project) (LOC;
Bank of America)	4.07	9/7/07	920,000 a	920,000
Northampton County Industrial
Development Authority, IDR
(S&L Plastics, Inc. Project)
(LOC; Bank of America)	4.13	9/7/07	2,675,000 a	2,675,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	4.27	9/7/07	250,000 a	250,000
Northampton County Industrial
Development Authority, Revenue
(Reale Associated Project)
(LOC; Wachovia Bank)	4.12	9/7/07	1,325,000 a	1,325,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	4.12	9/7/07	1,755,000 a	1,755,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	4.12	9/7/07	435,000 a	435,000
Pennsylvania,
GO Notes	5.00	10/1/07	245,000	245,275
Pennsylvania,
GO Notes (Insured; FSA)	5.00	5/1/08	1,250,000	1,260,976
Pennsylvania,

GO Notes, Refunding (Insured;
AMBAC)	5.13	9/15/07	300,000	300,165
Pennsylvania,
GO Notes, Refunding (Insured;
FGIC)	5.38	11/15/07	250,000	250,811
Pennsylvania,
GO Notes (Liquidity Facility;
JPMorgan Chase Bank)	4.01	9/7/07	895,000 a,b	895,000
Pennsylvania Department of General
Services, COP (Harristown
Development Corporation)
(Insured; FSA)	4.50	11/1/07	290,000	290,321
Pennsylvania Economic Development
Financing Authority, EDR
(Delweld Industries Project)
(LOC; PNC Bank)	4.03	9/7/07	1,300,000 a	1,300,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	4.07	9/7/07	700,000 a	700,000
Pennsylvania Economic Development
Financing Authority, EDR (Siem
Tool Company/PRJP Partnership
Project) (LOC; PNC Bank NA)	4.03	9/7/07	1,700,000 a	1,700,000
Pennsylvania Economic Development
Financing Authority, Revenue
(LOC; Wachovia Bank)	4.12	9/7/07	700,000 a	700,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	4.12	9/7/07	675,000 a	675,000
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (University
of Pennsylvania) (Insured;
MBIA)	4.50	1/1/08	225,000	225,640
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (University of
Pennsylvania)	5.00	8/15/08	1,000,000	1,011,105
Pennsylvania Higher Educational
Facilities Authority, HR
(Phoenixville Hospital)
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds
TSB Bank PLC)	4.05	9/7/07	11,800,000 a,b	11,800,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Putters Program) (Foundation
for Indiana University of
Pennsylvania Student Housing
Project at Indiana University
of Pennsylvania) (Insured;

XLCA and Liquidity Facility;
JPMorgan Chase Bank)	4.03	9/7/07	2,765,000 a,b	2,765,000
Pennsylvania Housing Finance
Agency, SFMR	3.75	10/1/07	930,000	930,000
Pennsylvania State University,
GO (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	4.03	9/7/07	4,330,000 a,b	4,330,000
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.25	8/1/08	2,465,000	2,498,574
Philadelphia Authority for
Industrial Development, IDR (I
Rice Associates LP Project)
(LOC; Wachovia Bank)	4.12	9/7/07	565,000 a	565,000
Philadelphia Authority for
Industrial Development,
Revenue (Chemical Heritage
Foundation Project) (LOC;
Wachovia Bank)	4.02	9/7/07	1,905,000 a	1,905,000
Philadelphia Authority for
Industrial Development,
Revenue (Friends Select School
Project) (LOC; PNC Bank)	4.00	9/7/07	2,900,000 a	2,900,000
Philadelphia Authority for
Industrial Development,
Revenue (Lannett Company)
(LOC; Wachovia Bank)	4.12	9/7/07	230,000 a	230,000
Philadelphia Authority for
Industrial Development,
Revenue (Today's Graphics,
Inc. Project) (LOC; Wachovia
Bank)	4.12	9/7/07	355,000 a	355,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, Revenue (The
Philadelphia School) (LOC;
Wachovia Bank)	4.02	9/7/07	335,000 a	335,000
Pittsburgh,
GO Notes (Insured; MBIA)	5.00	9/1/07	290,000	290,000
Pittsburgh School District,
GO Notes (Insured; AMBAC)	4.25	9/1/07	2,250,000	2,250,115
Puttable Floating Option Tax
Exempt Receipts (Lehigh County
General Purpose Authority, HR
(Saint Luke's Hospital of
Bethlehem, Pennsylvania
Project)) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch)	4.06	9/7/07	2,000,000 a,b	2,000,000
Puttable Floating Option Tax
Exempt Receipts (Montgomery
County Redevelopment
Authority, MFHR, Hunt Club

Apartments) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.12	9/7/07	2,495,000 a,b	2,495,000
Schuylkill County Industrial
Development Authority, IDR (M
& Q Packing Corporation
Project) (LOC; PNC Bank)	4.07	9/7/07	745,000 a	745,000
Scranton-Lackawanna Health and
Welfare Authority, University
Revenue (University of
Scranton Project) (Insured;
AMBAC)	5.50	11/1/07	1,040,000	1,042,957
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	4.13	9/7/07	5,030,000 a	5,030,000
Temple University of the
Commonwealth System of Higher
Education, University Funding
Obligations	4.25	4/24/08	3,000,000	3,011,748
Upper Dauphin Industrial
Development Authority, Revenue
(United Church of Christ
Homes, Inc. Project) (LOC;
Wachovia Bank)	4.02	9/7/07	1,530,000 a	1,530,000
Venango County Industrial
Development Authority, RRR, CP
(Scrubgrass Project) (LOC;
Dexia Credit Locale)	3.75	10/22/07	1,140,000	1,140,000
York County Industrial Development
Authority, Revenue (495
Leasing Project) (LOC;
Wachovia Bank)	4.12	9/7/07	500,000 a	500,000
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	4.05	9/7/07	3,435,000 a	3,435,000

Total Investments (cost $220,588,959)			100.0%	220,588,959
Liabilities, Less Cash and Receivables			(.0%)	(107,460)
Net Assets			100.0%	220,481,499

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $56,935,000 or 25.8% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation

ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)